Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	EATON VANCE VARIABLE TRUST
Entity Central Index Key	0001121746
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000139703
Shareholder Report [Line Items]
Fund Name	Eaton Vance VT Floating-Rate Income Fund
Class Name	ADV Class
Trading Symbol	VTFLA
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance VT Floating-Rate Income Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/variable-portfolios.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ADV Class	$98	0.94%
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Morningstar® LSTA® US Leveraged Loan IndexSM (the Index):

↓ Among industries within the Index, loan selections in the health care providers & services; electronic equipment, instruments & components; and commercial services & supplies industries detracted from Index-relative returns during the period

↓ Selections in B-rated loans detracted from Fund performance versus the Index during the period

↓ An overweight exposure to the beverages industry, which underperformed the Index during the period, detracted from Index-relative returns

↓ During a period of strong performance by floating-rate loans, the Fund’s modest cash position detracted from returns relative to the Index

↑ In contrast, loan selections in the pharmaceuticals industry and the diversified telecommunication services industry contributed to Index-relative returns

↑ An underweight position in the air freight & logistics industry, which underperformed the Index during the period, helped Index-relative returns

↑ Avoiding several loans within the Index that defaulted during the period contributed to Fund performance relative to the Index

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	ADV Class	Bloomberg U.S. Universal Index	Morningstar® LSTA® US Leveraged Loan Index℠
12/14	$10,000	$10,000	$10,000
1/15	$10,031	$10,190	$10,033
2/15	$10,156	$10,131	$10,175
3/15	$10,188	$10,173	$10,213
4/15	$10,263	$10,161	$10,306
5/15	$10,261	$10,143	$10,326
6/15	$10,235	$10,030	$10,283
7/15	$10,232	$10,088	$10,282
8/15	$10,173	$10,059	$10,210
9/15	$10,114	$10,098	$10,144
10/15	$10,111	$10,130	$10,125
11/15	$10,018	$10,093	$10,037
12/15	$9,937	$10,043	$9,931
1/16	$9,877	$10,154	$9,866
2/16	$9,850	$10,226	$9,814
3/16	$10,109	$10,351	$10,085
4/16	$10,289	$10,422	$10,285
5/16	$10,368	$10,430	$10,377
6/16	$10,355	$10,614	$10,379
7/16	$10,481	$10,701	$10,527
8/16	$10,538	$10,713	$10,606
9/16	$10,651	$10,715	$10,698
10/16	$10,719	$10,644	$10,786
11/16	$10,738	$10,405	$10,815
12/16	$10,853	$10,436	$10,940
1/17	$10,896	$10,473	$11,001
2/17	$10,947	$10,553	$11,056
3/17	$10,967	$10,550	$11,065
4/17	$11,010	$10,637	$11,114
5/17	$11,054	$10,719	$11,154
6/17	$11,049	$10,710	$11,149
7/17	$11,120	$10,764	$11,226
8/17	$11,118	$10,856	$11,221
9/17	$11,163	$10,818	$11,265
10/17	$11,223	$10,831	$11,332
11/17	$11,220	$10,815	$11,346
12/17	$11,255	$10,863	$11,391
1/18	$11,364	$10,758	$11,500
2/18	$11,384	$10,656	$11,523
3/18	$11,408	$10,710	$11,555
4/18	$11,456	$10,638	$11,603
5/18	$11,470	$10,696	$11,623
6/18	$11,484	$10,681	$11,636
7/18	$11,559	$10,703	$11,722
8/18	$11,611	$10,756	$11,769
9/18	$11,675	$10,710	$11,850
10/18	$11,666	$10,620	$11,846
11/18	$11,557	$10,668	$11,740
12/18	$11,262	$10,835	$11,441
1/19	$11,537	$10,984	$11,732
2/19	$11,705	$10,996	$11,919
3/19	$11,675	$11,195	$11,898
4/19	$11,834	$11,210	$12,095
5/19	$11,791	$11,382	$12,068
6/19	$11,809	$11,543	$12,098
7/19	$11,883	$11,578	$12,195
8/19	$11,854	$11,840	$12,161
9/19	$11,911	$11,788	$12,218
10/19	$11,862	$11,826	$12,163
11/19	$11,930	$11,824	$12,234
12/19	$12,103	$11,842	$12,429
1/20	$12,132	$12,054	$12,499
2/20	$11,985	$12,235	$12,334
3/20	$10,855	$11,996	$10,808
4/20	$11,236	$12,236	$11,295
5/20	$11,537	$12,350	$11,723
6/20	$11,621	$12,453	$11,857
7/20	$11,816	$12,672	$12,089
8/20	$11,970	$12,599	$12,269
9/20	$11,989	$12,576	$12,347
10/20	$12,010	$12,531	$12,372
11/20	$12,247	$12,695	$12,648
12/20	$12,376	$12,739	$12,818
1/21	$12,477	$12,659	$12,970
2/21	$12,537	$12,495	$13,046
3/21	$12,529	$12,350	$13,046
4/21	$12,578	$12,454	$13,113
5/21	$12,623	$12,501	$13,189
6/21	$12,669	$12,592	$13,238
7/21	$12,660	$12,719	$13,236
8/21	$12,738	$12,710	$13,299
9/21	$12,799	$12,602	$13,385
10/21	$12,804	$12,591	$13,420
11/21	$12,766	$12,607	$13,399
12/21	$12,842	$12,598	$13,485
1/22	$12,847	$12,322	$13,534
2/22	$12,793	$12,154	$13,464
3/22	$12,786	$11,828	$13,471
4/22	$12,766	$11,387	$13,500
5/22	$12,465	$11,449	$13,155
6/22	$12,136	$11,221	$12,870
7/22	$12,405	$11,503	$13,144
8/22	$12,521	$11,204	$13,343
9/22	$12,231	$10,721	$13,039
10/22	$12,343	$10,603	$13,168
11/22	$12,518	$10,999	$13,326
12/22	$12,537	$10,961	$13,381
1/23	$12,842	$11,301	$13,738
2/23	$12,891	$11,024	$13,817
3/23	$12,888	$11,282	$13,813
4/23	$13,010	$11,351	$13,958
5/23	$12,951	$11,233	$13,932
6/23	$13,227	$11,216	$14,248
7/23	$13,384	$11,227	$14,431
8/23	$13,519	$11,160	$14,600
9/23	$13,596	$10,893	$14,740
10/23	$13,554	$10,730	$14,738
11/23	$13,748	$11,213	$14,917
12/23	$13,977	$11,638	$15,163
1/24	$14,030	$11,610	$15,266
2/24	$14,142	$11,471	$15,404
3/24	$14,258	$11,584	$15,536
4/24	$14,324	$11,313	$15,629
5/24	$14,426	$11,500	$15,776
6/24	$14,490	$11,606	$15,831
7/24	$14,592	$11,869	$15,939
8/24	$14,692	$12,044	$16,040
9/24	$14,772	$12,209	$16,154
10/24	$14,885	$11,932	$16,293
11/24	$14,994	$12,057	$16,428
12/24	$15,070	$11,875	$16,521

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
ADV Class	7.82%	4.48%	4.18%
Bloomberg U.S. Universal Index	2.04%	0.06%	1.73%
Morningstar®LSTA® US Leveraged Loan Index℠	8.95%	5.85%	5.14%

AssetsNet	$ 560,804,942
Holdings Count | Holding	500
Advisory Fees Paid, Amount	$ 3,211,681
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$560,804,942
# of Portfolio Holdings	500
Portfolio Turnover Rate	34%
Total Advisory Fees Paid	$3,211,681

Holdings [Text Block]

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	2.4%
CCC or Lower	3.3%
B	65.7%
BB	23.3%
BBB	5.3%
Footnote	Description
Footnote[a]	Excludes Short-Term investments and Equities. Ratings are categorized using S&P Global Ratings (“S&P”), with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014195
Shareholder Report [Line Items]
Fund Name	Eaton Vance VT Floating-Rate Income Fund
Class Name	Initial Class
Trading Symbol	VTFLR
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance VT Floating-Rate Income Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/variable-portfolios.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$124	1.19%
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Morningstar® LSTA® US Leveraged Loan IndexSM (the Index):

↓ Among industries within the Index, loan selections in the health care providers & services; electronic equipment, instruments & components; and commercial services & supplies industries detracted from Index-relative returns during the period

↓ Selections in B-rated loans detracted from Fund performance versus the Index during the period

↓ An overweight exposure to the beverages industry, which underperformed the Index during the period, detracted from Index-relative returns

↓ During a period of strong performance by floating-rate loans, the Fund’s modest cash position detracted from returns relative to the Index

↑ In contrast, loan selections in the pharmaceuticals industry and the diversified telecommunication services industry contributed to Index-relative returns

↑ An underweight position in the air freight & logistics industry, which underperformed the Index during the period, helped Index-relative returns

↑ Avoiding several loans within the Index that defaulted during the period contributed to Fund performance relative to the Index

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Initial Class	Bloomberg U.S. Universal Index	Morningstar® LSTA® US Leveraged Loan Index℠
12/14	$10,000	$10,000	$10,000
1/15	$10,029	$10,190	$10,033
2/15	$10,141	$10,131	$10,175
3/15	$10,171	$10,173	$10,213
4/15	$10,243	$10,161	$10,306
5/15	$10,250	$10,143	$10,326
6/15	$10,211	$10,030	$10,283
7/15	$10,217	$10,088	$10,282
8/15	$10,156	$10,059	$10,210
9/15	$10,095	$10,098	$10,144
10/15	$10,090	$10,130	$10,125
11/15	$9,995	$10,093	$10,037
12/15	$9,901	$10,043	$9,931
1/16	$9,839	$10,154	$9,866
2/16	$9,809	$10,226	$9,814
3/16	$10,078	$10,351	$10,085
4/16	$10,244	$10,422	$10,285
5/16	$10,320	$10,430	$10,377
6/16	$10,316	$10,614	$10,379
7/16	$10,439	$10,701	$10,527
8/16	$10,494	$10,713	$10,606
9/16	$10,593	$10,715	$10,698
10/16	$10,658	$10,644	$10,786
11/16	$10,687	$10,405	$10,815
12/16	$10,786	$10,436	$10,940
1/17	$10,827	$10,473	$11,001
2/17	$10,876	$10,553	$11,056
3/17	$10,893	$10,550	$11,065
4/17	$10,934	$10,637	$11,114
5/17	$10,975	$10,719	$11,154
6/17	$10,980	$10,710	$11,149
7/17	$11,036	$10,764	$11,226
8/17	$11,032	$10,856	$11,221
9/17	$11,074	$10,818	$11,265
10/17	$11,132	$10,831	$11,332
11/17	$11,138	$10,815	$11,346
12/17	$11,158	$10,863	$11,391
1/18	$11,264	$10,758	$11,500
2/18	$11,282	$10,656	$11,523
3/18	$11,315	$10,710	$11,555
4/18	$11,349	$10,638	$11,603
5/18	$11,372	$10,696	$11,623
6/18	$11,371	$10,681	$11,636
7/18	$11,444	$10,703	$11,722
8/18	$11,492	$10,756	$11,769
9/18	$11,553	$10,710	$11,850
10/18	$11,542	$10,620	$11,846
11/18	$11,431	$10,668	$11,740
12/18	$11,150	$10,835	$11,441
1/19	$11,406	$10,984	$11,732
2/19	$11,571	$10,996	$11,919
3/19	$11,538	$11,195	$11,898
4/19	$11,694	$11,210	$12,095
5/19	$11,648	$11,382	$12,068
6/19	$11,664	$11,543	$12,098
7/19	$11,734	$11,578	$12,195
8/19	$11,716	$11,840	$12,161
9/19	$11,757	$11,788	$12,218
10/19	$11,706	$11,826	$12,163
11/19	$11,771	$11,824	$12,234
12/19	$11,939	$11,842	$12,429
1/20	$11,966	$12,054	$12,499
2/20	$11,818	$12,235	$12,334
3/20	$10,713	$11,996	$10,808
4/20	$11,074	$12,236	$11,295
5/20	$11,368	$12,350	$11,723
6/20	$11,449	$12,453	$11,857
7/20	$11,638	$12,672	$12,089
8/20	$11,787	$12,599	$12,269
9/20	$11,804	$12,576	$12,347
10/20	$11,822	$12,531	$12,372
11/20	$12,053	$12,695	$12,648
12/20	$12,178	$12,739	$12,818
1/21	$12,275	$12,659	$12,970
2/21	$12,331	$12,495	$13,046
3/21	$12,321	$12,350	$13,046
4/21	$12,367	$12,454	$13,113
5/21	$12,408	$12,501	$13,189
6/21	$12,464	$12,592	$13,238
7/21	$12,439	$12,719	$13,236
8/21	$12,513	$12,710	$13,299
9/21	$12,571	$12,602	$13,385
10/21	$12,573	$12,591	$13,420
11/21	$12,533	$12,607	$13,399
12/21	$12,619	$12,598	$13,485
1/22	$12,607	$12,322	$13,534
2/22	$12,551	$12,154	$13,464
3/22	$12,542	$11,828	$13,471
4/22	$12,520	$11,387	$13,500
5/22	$12,221	$11,449	$13,155
6/22	$11,896	$11,221	$12,870
7/22	$12,157	$11,503	$13,144
8/22	$12,268	$11,204	$13,343
9/22	$11,981	$10,721	$13,039
10/22	$12,088	$10,603	$13,168
11/22	$12,272	$10,999	$13,326
12/22	$12,274	$10,961	$13,381
1/23	$12,570	$11,301	$13,738
2/23	$12,615	$11,024	$13,817
3/23	$12,610	$11,282	$13,813
4/23	$12,726	$11,351	$13,958
5/23	$12,680	$11,233	$13,932
6/23	$12,933	$11,216	$14,248
7/23	$13,100	$11,227	$14,431
8/23	$13,213	$11,160	$14,600
9/23	$13,286	$10,893	$14,740
10/23	$13,242	$10,730	$14,738
11/23	$13,429	$11,213	$14,917
12/23	$13,650	$11,638	$15,163
1/24	$13,698	$11,610	$15,266
2/24	$13,805	$11,471	$15,404
3/24	$13,916	$11,584	$15,536
4/24	$13,977	$11,313	$15,629
5/24	$14,073	$11,500	$15,776
6/24	$14,133	$11,606	$15,831
7/24	$14,230	$11,869	$15,939
8/24	$14,325	$12,044	$16,040
9/24	$14,399	$12,209	$16,154
10/24	$14,507	$11,932	$16,293
11/24	$14,610	$12,057	$16,428
12/24	$14,698	$11,875	$16,521

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Initial Class	7.68%	4.24%	3.92%
Bloomberg U.S. Universal Index	2.04%	0.06%	1.73%
Morningstar®LSTA® US Leveraged Loan Index℠	8.95%	5.85%	5.14%

AssetsNet	$ 560,804,942
Holdings Count | Holding	500
Advisory Fees Paid, Amount	$ 3,211,681
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$560,804,942
# of Portfolio Holdings	500
Portfolio Turnover Rate	34%
Total Advisory Fees Paid	$3,211,681

Holdings [Text Block]

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	2.4%
CCC or Lower	3.3%
B	65.7%
BB	23.3%
BBB	5.3%
Footnote	Description
Footnote[a]	Excludes Short-Term investments and Equities. Ratings are categorized using S&P Global Ratings (“S&P”), with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000162648
Shareholder Report [Line Items]
Fund Name	Eaton Vance VT Floating-Rate Income Fund
Class Name	Institutional Class
Trading Symbol	VTFLI
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance VT Floating-Rate Income Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/variable-portfolios.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$66	0.63%
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Morningstar® LSTA® US Leveraged Loan IndexSM (the Index):

↓ Among industries within the Index, loan selections in the health care providers & services; electronic equipment, instruments & components; and commercial services & supplies industries detracted from Index-relative returns during the period

↓ Selections in B-rated loans detracted from Fund performance versus the Index during the period

↓ An overweight exposure to the beverages industry, which underperformed the Index during the period, detracted from Index-relative returns

↓ During a period of strong performance by floating-rate loans, the Fund’s modest cash position detracted from returns relative to the Index

↑ In contrast, loan selections in the pharmaceuticals industry and the diversified telecommunication services industry contributed to Index-relative returns

↑ An underweight position in the air freight & logistics industry, which underperformed the Index during the period, helped Index-relative returns

↑ Avoiding several loans within the Index that defaulted during the period contributed to Fund performance relative to the Index

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Institutional Class	Bloomberg U.S. Universal Index	Morningstar® LSTA® US Leveraged Loan Index℠
12/14	$10,000	$10,000	$10,000
1/15	$10,031	$10,190	$10,033
2/15	$10,157	$10,131	$10,175
3/15	$10,188	$10,173	$10,213
4/15	$10,263	$10,161	$10,306
5/15	$10,261	$10,143	$10,326
6/15	$10,235	$10,030	$10,283
7/15	$10,232	$10,088	$10,282
8/15	$10,173	$10,059	$10,210
9/15	$10,114	$10,098	$10,144
10/15	$10,111	$10,130	$10,125
11/15	$10,018	$10,093	$10,037
12/15	$9,937	$10,043	$9,931
1/16	$9,877	$10,154	$9,866
2/16	$9,850	$10,226	$9,814
3/16	$10,109	$10,351	$10,085
4/16	$10,289	$10,422	$10,285
5/16	$10,356	$10,430	$10,377
6/16	$10,355	$10,614	$10,379
7/16	$10,484	$10,701	$10,527
8/16	$10,544	$10,713	$10,606
9/16	$10,648	$10,715	$10,698
10/16	$10,733	$10,644	$10,786
11/16	$10,756	$10,405	$10,815
12/16	$10,874	$10,436	$10,940
1/17	$10,922	$10,473	$11,001
2/17	$10,975	$10,553	$11,056
3/17	$10,984	$10,550	$11,065
4/17	$11,041	$10,637	$11,114
5/17	$11,075	$10,719	$11,154
6/17	$11,084	$10,710	$11,149
7/17	$11,155	$10,764	$11,226
8/17	$11,155	$10,856	$11,221
9/17	$11,202	$10,818	$11,265
10/17	$11,264	$10,831	$11,332
11/17	$11,262	$10,815	$11,346
12/17	$11,284	$10,863	$11,391
1/18	$11,397	$10,758	$11,500
2/18	$11,421	$10,656	$11,523
3/18	$11,460	$10,710	$11,555
4/18	$11,512	$10,638	$11,603
5/18	$11,527	$10,696	$11,623
6/18	$11,545	$10,681	$11,636
7/18	$11,624	$10,703	$11,722
8/18	$11,665	$10,756	$11,769
9/18	$11,734	$10,710	$11,850
10/18	$11,729	$10,620	$11,846
11/18	$11,635	$10,668	$11,740
12/18	$11,342	$10,835	$11,441
1/19	$11,622	$10,984	$11,732
2/19	$11,781	$10,996	$11,919
3/19	$11,753	$11,195	$11,898
4/19	$11,928	$11,210	$12,095
5/19	$11,873	$11,382	$12,068
6/19	$11,895	$11,543	$12,098
7/19	$11,985	$11,578	$12,195
8/19	$11,960	$11,840	$12,161
9/19	$12,007	$11,788	$12,218
10/19	$11,973	$11,826	$12,163
11/19	$12,032	$11,824	$12,234
12/19	$12,210	$11,842	$12,429
1/20	$12,243	$12,054	$12,499
2/20	$12,111	$12,235	$12,334
3/20	$10,973	$11,996	$10,808
4/20	$11,362	$12,236	$11,295
5/20	$11,671	$12,350	$11,723
6/20	$11,745	$12,453	$11,857
7/20	$11,943	$12,672	$12,089
8/20	$12,104	$12,599	$12,269
9/20	$12,127	$12,576	$12,347
10/20	$12,166	$12,531	$12,372
11/20	$12,410	$12,695	$12,648
12/20	$12,532	$12,739	$12,818
1/21	$12,653	$12,659	$12,970
2/21	$12,703	$12,495	$13,046
3/21	$12,700	$12,350	$13,046
4/21	$12,752	$12,454	$13,113
5/21	$12,799	$12,501	$13,189
6/21	$12,861	$12,592	$13,238
7/21	$12,854	$12,719	$13,236
8/21	$12,918	$12,710	$13,299
9/21	$12,981	$12,602	$13,385
10/21	$12,986	$12,591	$13,420
11/21	$12,949	$12,607	$13,399
12/21	$13,042	$12,598	$13,485
1/22	$13,034	$12,322	$13,534
2/22	$12,979	$12,154	$13,464
3/22	$12,973	$11,828	$13,471
4/22	$12,954	$11,387	$13,500
5/22	$12,663	$11,449	$13,155
6/22	$12,317	$11,221	$12,870
7/22	$12,594	$11,503	$13,144
8/22	$12,715	$11,204	$13,343
9/22	$12,423	$10,721	$13,039
10/22	$12,557	$10,603	$13,168
11/22	$12,741	$10,999	$13,326
12/22	$12,747	$10,961	$13,381
1/23	$13,062	$11,301	$13,738
2/23	$13,129	$11,024	$13,817
3/23	$13,117	$11,282	$13,813
4/23	$13,246	$11,351	$13,958
5/23	$13,206	$11,233	$13,932
6/23	$13,477	$11,216	$14,248
7/23	$13,657	$11,227	$14,431
8/23	$13,781	$11,160	$14,600
9/23	$13,861	$10,893	$14,740
10/23	$13,824	$10,730	$14,738
11/23	$14,028	$11,213	$14,917
12/23	$14,266	$11,638	$15,163
1/24	$14,324	$11,610	$15,266
2/24	$14,443	$11,471	$15,404
3/24	$14,567	$11,584	$15,536
4/24	$14,639	$11,313	$15,629
5/24	$14,747	$11,500	$15,776
6/24	$14,819	$11,606	$15,831
7/24	$14,928	$11,869	$15,939
8/24	$15,036	$12,044	$16,040
9/24	$15,122	$12,209	$16,154
10/24	$15,242	$11,932	$16,293
11/24	$15,357	$12,057	$16,428
12/24	$15,458	$11,875	$16,521

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Institutional Class	8.34%	4.82%	4.45%
Bloomberg U.S. Universal Index	2.04%	0.06%	1.73%
Morningstar®LSTA® US Leveraged Loan Index℠	8.95%	5.85%	5.14%

AssetsNet	$ 560,804,942
Holdings Count | Holding	500
Advisory Fees Paid, Amount	$ 3,211,681
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$560,804,942
# of Portfolio Holdings	500
Portfolio Turnover Rate	34%
Total Advisory Fees Paid	$3,211,681

Holdings [Text Block]

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	2.4%
CCC or Lower	3.3%
B	65.7%
BB	23.3%
BBB	5.3%
Footnote	Description
Footnote[a]	Excludes Short-Term investments and Equities. Ratings are categorized using S&P Global Ratings (“S&P”), with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122